SHARE REPURCHASE PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 26, 2012	Mar. 21, 2011
SHARE REPURCHASE PLAN
ADSs authorized for repurchase			$ 40,000	$ 20,000
Number of ADSs repurchased	1,306,486
Shares repurchased, amount	$ 17,400
Shares cancelled, shares	438,137
Treasury stock, Number of ADSs	868,349
Number of ADSs reissued	665,121	665,121